RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule Of Gross Management Fee [Table Text Block]
The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2014 and 2013, are as follows:

	2014
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$135,318	$53,352	$81,966
Series 16	237,993	24,531	213,462
Series 17	233,204	101,849	131,355
Series 18	173,049	89,702	83,347
Series 19	67,842	11,390	56,452
	$847,406	$280,824	$566,582

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$163,069	$29,128	$133,941
Series 16	292,407	51,711	240,696
Series 17	291,969	95,288	196,681
Series 18	240,197	62,424	177,773
Series 19	106,876	113,672	(6,796)
	$1,094,518	$352,223	$742,295

Schedule Of Management Fees Paid [Table Text Block]
The partnership management fees paid for the years ended March 31, 2014 and 2013 are as follows:

	2014	2013
Series 15	$40,762	$25,000
Series 16	898,680	157,500
Series 17	4,855,319	464,062
Series 18	28,018	859,438
Series 19	67,842	106,876
	$5,890,621	$1,612,876

Schedule Of Advances From Affiliate [Table Text Block]
The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2014 and 2013 are as follows:

	2014	2013
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	-
Series 19	-	-
	$635,362	$635,362

Schedule Of General Administrative [Table Text Block]
General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2014 and 2013 charged to each series’ operations are as follows:

	2014	2013
Series 15	$15,399	$21,065
Series 16	17,856	24,361
Series 17	15,785	23,229
Series 18	14,028	19,440
Series 19	13,719	19,344
	$76,787	$107,439